FVM - Valuation adjustments: Deferred day-1 P&L (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Reserve balance at the beginning of the period	$ 418	$ 269	$ 146
Profit / (loss) deferred on new transactions	299	459	362
(Profit) / loss recognized in the income statement	(295)	(308)	(238)
Foreign currency translation	0	(2)	0
Reserve balance at the end of the period	422	418	269
UBS AG
Entity [Table]
Reserve balance at the beginning of the period	418	269	146
Profit / (loss) deferred on new transactions	299	459	362
(Profit) / loss recognized in the income statement	(295)	(308)	(238)
Foreign currency translation	0	(2)	0
Reserve balance at the end of the period	$ 422	$ 418	$ 269